UNAUDITED CONDENSED COMBINED BALANCE SHEETS	Mar. 31, 2021 USD ($)
CURRENT ASSETS
Cash and Cash Equivalents	$ 6,434,884
Accounts Receivable	8,756,469
Inventory	15,476
Prepaid Expenses	166,932
Due from Related Parties	627,044
Total Current Assets	16,000,803
Property and Equipment, net	6,190,959
Goodwill	10,067,730
Intangible Assets, net	8,323,460
Other Assets	388,074
Total Assets	40,971,027
CURRENT LIABILITIES
Current Maturities of Long-Term Debt, net	992,174
Accounts Payable	2,171,627
Risk Settlements Due to Providers	281,916
Accrued Interest Payable	160,726
Accrued Expenses	2,437,943
Total Current Liabilities	6,044,386
Long-Term Debt, less current maturities, net	26,190,433
Other Liabilities	707,853
Total Liabilities	32,942,672
MEMBERS' EQUITY
Units (no par value, 200 authorized, issued and outstanding at March 31, 2021 and December 31, 2020)	223,100
Members' Equity	7,805,255
Total Members' Equity	8,028,355
Total Liabilities and Members' Equity	$ 40,971,027